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Core Plus Fixed Income Portfolio (Class II)

Prospectus Supplement

June 16, 2011

The Universal Institutional Funds, Inc.

Supplement dated June 16, 2011 to The Universal Institutional Funds, Inc. Prospectus, dated April 29, 2011 of:

Core Plus Fixed Income Portfolio (Class II)

The following disclosure is hereby added as the last sentence of the first paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":

The Portfolio may also invest in restricted and illiquid securities.

The following disclosure is hereby added as the tenth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail more risks than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Please retain this supplement for future reference.

The following disclosure is hereby added as the last sentence of the first paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":
The Portfolio may also invest in restricted and illiquid securities.
The following disclosure is hereby added as the tenth paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Risks":

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail more risks than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.